Concentrations (Tables)	9 Months Ended
Sep. 30, 2016
Risks And Uncertainties [Abstract]
Schedule of Revenue Derived from Customers

The Company’s revenue is derived from the following customers:

	Three months ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
COSCON(1)	$76,548	$76,000	$223,531	$224,216
CSCL Asia(1)	31,580	31,843	95,139	93,822
MOL	30,972	26,769	86,814	78,232
Yang Ming	33,591	18,853	87,921	27,090
Hapag-Lloyd	16,006	24,581	56,035	76,085
Other	36,178	34,815	115,272	101,115
	$224,875	$212,861	$664,712	$600,560

(1)	While the Company continues to charter the vessels to CSCL Asia and COSCON, CSCL Asia and COSCON merged their container shipping business in March 2016.